Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 11, 2023
Registrant Name	dei_EntityRegistrantName	First Trust Variable Insurance Trust
CIK	dei_EntityCentralIndexKey	0001537395
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 11, 2023
Effective Date	dei_DocumentEffectiveDate	May 12, 2023
Prospectus Date	rr_ProspectusDate	May 12, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A